2000 K Street, N.W. Suite 700 Washington, DC 20006 T: 202.822.9611

August 26, 2025

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Filing Desk

Re:	Invesco QQQ TrustSM, Series 1 (File no. 333-61001) (“Registrant”)
Post-Effective Amendment on Form N-1A

Ladies and Gentlemen:
Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 33 to the Registrant’s Registration Statement, which is being filed on Form N-1A (the “Amendment”). The purpose of the Amendment is to reflect potential changes in the operation of the Registrant, which are dependent on the approval by shareholders of certain proposals to be voted upon at a special meeting of shareholders of the Registrant to be held on October 24, 2025. Specifically, at that meeting, shareholders will vote on whether to (i) approve amendments to the Registrant’s governing instruments to change the Registrant’s classification under the Investment Company Act of 1940, as amended (the "1940 Act"), from a unit investment trust to an open-end management investment company; (ii) approve the election of trustees to serve on a newly established board of trustees of the Registrant; and (iii) approve an investment advisory agreement between the Registrant and Invesco Capital Management LLC.

Should shareholders of the Registrant approve such proposals, the Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, to the Registrant's Registration Statement under both the 1933 Act and the 1940 Act, to respond to comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment and update certain information contained in the prospectus and statement of additional information relating to the Registrant as well as to adopt the Registrant's Registration Statement pursuant to Rule 414 under the 1933 Act.

Please direct questions or comments relating to this filing to me at (202) 507-5154.

Sincerely,

/s/ Eric S. Purple
Eric S. Purple

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